Taxation - Reconciliation Between Income Tax Expense and Accounting Profit at Applicable Tax Rates (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Profit before taxation		¥ 152,184	¥ 142,359	¥ 142,133
Notional tax on profit before tax, calculated at the PRC's statutory tax rate of 25% (Note)		38,046	35,590	35,533
- Income from investments accounted for using the equity method		(2,855)	(3,086)	(3,160)
- Other non-taxable income		(33)	(47)	(75)
Tax effect of non-deductible expenses		1,162	1,205	1,325
Tax rate differential	[1],[2]	(1,881)	(1,194)	(1,107)
Tax effect of deductible temporary difference and deductible tax loss for which no deferred tax asset was recognized		1,972	2,109	2,687
Additional deduction for qualified research and development costs		(533)	(358)	(282)
Others		0	0	421
Taxation		¥ 35,878	¥ 34,219	¥ 35,342

[1]	The provision for Hong Kong profits tax is calculated at 16.5% (2020: 16.5%; 2019: 16.5%) of the estimated assessable profits for the year ended December 31, 2021.
[2]	The provision for enterprise income tax in the mainland of China and other countries and regions has been calculated on the estimated assessable profits for the year at the rates of taxation prevailing in the regions in which the Group operates. The Company’s subsidiaries operate mainly in the mainland of China. The provision for the PRC enterprise income tax is based on the statutory tax rate of 25% (2020: 25%; 2019: 25%) on the estimated assessable profits determined in accordance with the relevant income tax rules and regulations of the PRC for the year ended December 31, 2021. Certain subsidiaries of the Company entitle to the preferential tax rate of 15% (2020: 15%; 2019: 15%), and certain research and development costs of the Company’s PRC subsidiaries are qualified for 75% (2020: 75%; 2019: 75%) additional deduction for tax purpose.